Stockholders’ Deficiency - Stockholders’ deficiency transactions (Details) (USD $)	3 Months Ended		12 Months Ended													213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2013	Oct. 31, 2013
Issuance of common stock on conversion of convertible preferred stock, Shares			3,459,450
Issuance of common stock on conversion of convertible preferred stock, Amount				$ 485,190	$ 347,760		$ 1,621,703		$ 287,153	$ 25,335,512	$ 1,480,244
Issuance of common stock as make-whole payments on convertible preferred stock, Amount											14,310,057
Issuance of common stock for services, Amount	168,500	114,250	392,421	699,445	1,990,005											14,899,700	15,068,200
Issuance of common stock as employee compensation, Amount				130,544	101,000	101,002	101,002	997,410	1,400,576	1,545,504	4,928	13,097	20,675	71,172	100,556
Common Stock
Issuance of common stock on conversion of convertible preferred stock, Shares	18,666,665
Issuance of common stock on conversion of convertible preferred stock, Amount	18,667
Issuance of common stock as make-whole payments on convertible preferred stock, Shares	5,201,739
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	5,202
Issuance of common stock for services, Shares	616,667
Issuance of common stock for services, Amount	617
Issuance of common stock as employee compensation, Shares	4,333,333
Issuance of common stock as employee compensation, Amount	4,333
Issuance of common stock for cash warrant exercises, Shares	2,166,666
Issuance of common stock for cash warrant exercises, Amount	2,166
Issuance of options in lieu of deferred salary
Amortization of stock options as employee compensation
Total, Shares	30,985,070
Total, Amount	30,985
Additional Paid-In Capital
Issuance of common stock on conversion of convertible preferred stock, Amount	(18,667)
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	145,998
Issuance of common stock for services, Amount	37,883
Issuance of common stock as employee compensation, Amount	125,667
Issuance of common stock for cash warrant exercises, Amount	110,676
Issuance of options in lieu of deferred salary	257,505
Amortization of stock options as employee compensation	5,365
Total, Amount	664,427
Change to Stockholders Equity
Issuance of common stock on conversion of convertible preferred stock, Amount	0
Issuance of common stock as make-whole payments on convertible preferred stock, Amount	151,200
Issuance of common stock for services, Amount	38,500
Issuance of common stock as employee compensation, Amount	130,000
Issuance of common stock for cash warrant exercises, Amount	112,842
Issuance of options in lieu of deferred salary	257,505
Amortization of stock options as employee compensation	5,365
Total, Amount	$ 695,412